Other Assets	12 Months Ended
Dec. 31, 2011
Other Assets [Abstract]
Other Assets

NOTE 8 - OTHER ASSETS

Other assets consisted of the following:

	December 31,
(Dollars in thousands)	2011	2010

Prepaid expenses and insurance	$483	$556
Prepaid FDIC insurance premiums	-	2,106
Unamortized software	18	95
Net deferred tax asset	-	4,998
Other	286	3,021

Total	$787	$10,776